Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid expense and other current assets
Prepaid hosting fees and software licenses	$ 1,652	$ 9,429
Advance payments to the Group's partners for online payment services	1,183	968
Prepaid rent	594	1,177
Prepaid insurance and other goods and services	$ 2,243	$ 1,187